DISCONTINUED OPERATION	6 Months Ended
Jun. 30, 2024
DISCONTINUED OPERATION
DISCONTINUED OPERATION

3     DISCONTINUED OPERATION

Divestiture of professional education business

On December 24, 2023, the Company entered into an equity transfer agreement to dispose of its equity interests in the professional education business. Upon the consummation of the Divestiture on March 31, 2024, the Company lost its control over the professional education business while the primary focus has shifted to providing IT-focused supplementary STEM education services.

The Divestiture represented a strategic shift that had a major effect on the Company’s operations and financial results. And the professional education business met the criteria to be classified as held-for sale as of December 31, 2023 and was accounted for as discontinued operation. Accordingly, assets, liabilities, results of operations, and cash flows related to professional education business have been reflected in the accompanying condensed consolidated financial statements as discontinued operation for all periods presented. The Company deconsolidated the professional education business financial statements, effective March 31, 2024.

Ms. Lijuan Han, sister of Mr. Shaoyun Han, is the principal shareholder of the Company, her shares include (i) 7,206,059 Class B ordinary shares held by Learningon Limited (“Learningon”), (ii) 2,193,220 Class A ordinary shares held by Learningon, and (iii) 151,445 Class A Ordinary Shares held by herself. Learningon is ultimately owned by Ms. Lijuan Han. By virtue of such relationship, Ms. Lijuan Han and Mr. Shaoyun Han undertake to act in concert in accordance with the instructions of Mr. Shaoyun Han with regard to any matter submitted to vote by Ms. Lijuan Han. Therefore, Mr. Shaoyun Han is deemed to share the voting power with respect to these shares. As the Divestiture is with Tarena Weishang Technology (Hainan) Co., Ltd., a company controlled by Lijuan Han, the Company’s principal shareholder who also has a very close relationship and share voting power with the controlling shareholder, the Company did not recognize any gain or loss from this disposal and the difference between the consideration received by the Company and the carry amounts of the disposed business was recorded in additional paid-in capital.

3     DISCONTINUED OPERATION (CONTINUED)

Divestiture of professional education business (Continued)

The assets and liabilities are included in the captions “Current assets of discontinued operation” and “Current liabilities of discontinued operation”, in the accompanying condensed consolidated balance sheet at December 31, 2023 and consist of the following:

December 31,
2023
RMB
Cash and cash equivalents	59,068
Restricted cash	3,520
Accounts receivable, net of allowance for credit losses-current	12,472
Amounts due from related parties	313
Prepaid expenses and others current assets	64,250
Time deposits-non current	120
Property and equipment, net	34,991
Intangible assets, net	148
Right-of-use assets	49,671
Goodwill	3,366
Long-term investments	11,859
Deferred income tax assets	18,848
Other non-current assets, net	16,977
Total assets of discontinued operation	275,603

Balance sheet classification:
Current assets of discontinued operation	275,603

Short-term bank loans	20,000
Accounts payable	116
Amounts due to related parties	3,596
Operating lease liabilities-current	21,872
Income taxes payable	106,944
Deferred revenue-current	265,132
Accrued expenses and other current liabilities	107,127
Deferred revenue-non current	7,363
Operating lease liabilities-non-current	25,130
Other non-current liabilities	3,511
Total liabilities of discontinued operation	560,791

Balance sheet classification:
Current liabilities of discontinued operation	560,791

3     DISCONTINUED OPERATION (CONTINUED)

Divestiture of professional education business (Continued)

The condensed cash flows of professional education business were as follows for the six months ended June 30, 2023 and 2024, are included in the unaudited interim condensed consolidated statements of cash flows of the Company as cash flow from discontinued operation:

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Net cash used in operating activities	(42,773)	(16,514)
Net cash provided by / (used in) investing activities	97,174	(1,835)
Net cash used in financing activities	(22,000)	(7,792)

Professional education business results of operations for the six months ended June 30, 2023 and 2024, shown in the table below, are included in the unaudited interim condensed consolidated statements of comprehensive loss as “net loss from the discontinued operation” for those respective periods, after intercompany eliminations, as applicable.

	For the Six Months Ended
	June 30,
	2023	2024
	RMB	RMB
Net revenues	331,616	111,878
Cost of revenues	(124,560)	(41,412)
Gross profit	207,056	70,466
Selling and marketing expenses	(142,705)	(48,312)
General and administrative expenses	(101,585)	(56,333)
Research and development expenses	(19,821)	(2,605)
Operating loss	(57,055)	(36,784)
Interest income (expense), net	99	(112)
Loss from discontinued operation	(56,956)	(36,896)
Gain on disposal of subsidiary	26,797	—
Other income	(518)	(11,826)
Foreign currency exchange loss, net	(124)	(584)
Loss before income taxes	(30,801)	(49,306)
Income tax benefit (expense)	149	(2,367)
Net loss from discontinued operation	(30,652)	(51,673)